January 15, 2008
VIA EDGAR
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”):

Form N-14 for the reorganization of Rainier Large Cap Growth Equity Portfolio, a series of Rainier Investment Management Mutual Funds (the “Acquired Fund”), into John Hancock Rainier Growth Fund, a series of the Trust (the “Acquiring Fund”)

File No. 811-21777
Ladies and Gentlemen:
          On behalf of the Trust, transmitted herewith please find the Form N-14 including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on February 29, 2008.
          This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.
          If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Sincerely,
/s/ George P. Attisano
George P. Attisano